Condensed Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2023	May 31, 2022	Feb. 28, 2023	Feb. 28, 2022
Defined Benefit Plan Disclosure [Line Items]
Revenue, net	$ 10,299	$ 3,043
Cost of revenue	10,886	10,695
Gross margin	(587)	(7,652)
Operating Expenses:
Professional fees	14,135	4,656	$ 131,300	$ 31,551
General and administrative	54,311	12,032	263,505	229,484
Officer compensation	30,000	31,200	135,000
Director compensation			67,500	48,000
Total operating expenses	98,446	47,888	597,305	309,035
Loss from Operations	(99,033)	(55,540)	(597,305)	(304,035)
Other Income (Expense):
Gain on forgiveness of debt				55,270
Other income	40			2,000
Interest expense	(16,092)
Impairment of fixed asset		(46,063)
Preferred stock expense				(1,699,145)
Loss on conversion of debt – related party				(127,480)
Total other expense	(16,052)	(46,063)		(1,769,355)
Net loss	$ (115,085)	$ (101,603)	$ (597,305)	$ (2,073,390)
Loss per Common Share: Basic	$ (0.04)	$ (0.01)	$ (0.01)	$ (0.36)
Loss per Common Share: Diluted	$ (0.04)	$ (0.01)	$ (0.01)	$ (0.36)
Weighted Average Number of Common Shares Outstanding: Basic	48,478,678	8,845,348	47,133,596	5,752,866
Weighted Average Number of Common Shares Outstanding: Diluted	48,478,678	8,845,348	47,133,596	5,752,866
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenue, net				$ 5,000